Trade and other receivables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade and other receivables

7. Trade and other receivables

	December 31,
	2023	2022
	$	$
Trade accounts receivable	67	403
Value added tax	103	275
Other receivables	52	54
	222	732

During the year ended December 31, 2023, the Company recorded a write-down within other receivables of $nil (2022 - $124).